Offerings - Offering: 1	Aug. 08, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	250,000,000
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 36,900
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3 (File No. 333-272025) in
accordance with Rules 456(b) and 457(r) under the Securities Act.